ORGANIZATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Jun. 30, 2019	Sep. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

ORGANIZATION

The accompanying unaudited condensed financial statements include the historical accounts of VoiceInterop, Inc. (“VoiceInterop”), a wholly-owned subsidiary of Cleartronic, Inc. (“Cleartronic” or “Parent”). VoiceInterop, Inc. (the “Company”) was incorporated in the state of Florida on November 15, 2007.

On March 21, 2018, the Board of Directors approved plans for the complete legal and structural separation of VoiceInterop from Cleartronic (the “Spin-Off”). The Spin-Off is expected to be executed by a special dividend distribution to holders of Cleartronic’s common stock and holders of Cleartronic’s Series C and D Convertible Preferred stock. Cleartronic common stock shareholders will receive .075 shares of VoiceInterop common stock for each one (1) share of Cleartronic common stock held. Cleartronic Series C and D Preferred shareholders will receive .375 shares of VoiceInterop common stock for each one (1) share of Series C or D Preferred share held. Any fractional shares will be rounded up. Following the Spin-Off, Cleartronic will not own any equity interest in us, and we will operate independently from Cleartronic.

The Company, designs, builds and installs unified group communication solutions, including unique hardware and customized software under the tradename “CommandPhone”, for public and private enterprises and markets those services and products under the VoiceInterop brand name. The Company also provides support for these communication installations under a Support Agreement with the customer. These agreements range from one to five years. The Company also sells IP Gateways for Land Mobile Radio installations under the tradename VoiceInterop. The gateway is manufactured by Cleartronic, Inc.

ORGANIZATION

The accompanying financial statements include the historical accounts of VoiceInterop, Inc. (“VoiceInterop”), a wholly-owned subsidiary of Cleartronic, Inc. (“Cleartronic” or “Parent”). VoiceInterop, Inc. (the “Company”) was incorporated in the state of Florida on November 15, 2007.

On March 21, 2018, the Board of Directors approved plans for the complete legal and structural separation of VoiceInterop from Cleartronic (the “Spin-Off”). The Spin-Off is expected to be executed by a special dividend distribution to holders off Cleartronic’s common stock and holders of Cleartronic’s Series C and D Convertible Preferred stock. Cleartronic common stock shareholders will receive .075 shares of VoiceInterop common stock for each one (1) share of Cleartronic common stock held. Cleartronic Series C and D Preferred shareholders will receive .375 shares of VoiceInterop common stock for each one (1) share of Series C or D Preferred share held. Any fractional shares will be rounded up. Following the Spin-Off, Cleartronic will not own any equity interest in us, and we will operate independently from Cleartronic.

The Company, designs, builds and installs unified group communication solutions, including unique hardware and customized software under the tradename “CommandPhone”, for public and private enterprises and markets those services and products under the VoiceInterop brand name. The Company also provides support for these communication installations under a Support Agreement with the customer. These agreements range from one to five years. The Company also sells IP Gateways for Land Mobile Radio installations under the tradename VoiceInterop. The gateway is manufactured by Cleartronic, Inc.

BASIS OF PRESENTATION

BASIS OF PRESENTATION

The accompanying unaudited condensed financial statements have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of Cleartronic, Inc. Our condensed financial statements reflect our financial position, results of operations and cash flows as we were historically managed, in conformity with accounting principles generally accepted in the United States (U.S. GAAP).

VoiceInterop has historically operated as a part of Cleartronic and not as a stand-alone company.  The unaudited financial statements have been derived from Cleartronic’s historical accounting records and are presented on a stand-alone basis.  The accompanying unaudited condensed financial statements include the assets, liabilities, revenue, and expenses that are directly attributable to VoiceInterop.  In addition, certain costs related to VoiceInterop as well as allocations deemed reasonable by management have been included to present the financial position, results of operations, changes in equity and cash flows of VoiceInterop on a stand-alone basis.  The allocation methodologies have been described within the notes to the unaudited financial statements where appropriate. These allocated costs are primarily related to corporate administrative expenses, including administrative and technical employee related costs including benefits for corporate and shared employees, and fees for other corporate and support services.  Income taxes have been accounted for in these condensed unaudited financial statements as described in “Income Taxes” section.

The unaudited condensed financial statements included herein may not necessarily reflect the financial position, results of operations, changes in equity and cash flows of VoiceInterop in the future or what they have been had VoiceInterop been a separate, stand-alone entity during the periods presented.

BASIS OF PRESENTATION

The accompanying  financial statements have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of Cleartronic, Inc. Our financial statements reflect our financial position, results of operations and cash flows as we were historically managed, in conformity with accounting principles generally accepted in the United States (U.S. GAAP).

VoiceInterop has historically operated as a part of Cleartronic and not as a stand-alone company.  The  financial statements have been derived from Cleartronic’s historical accounting records and are presented on a stand-alone basis.  The accompanying  financial statements include the assets, liabilities, revenue, and expenses that are directly attributable to VoiceInterop.  In addition, certain costs related to VoiceInterop as well as allocations deemed reasonable by management have been included to present the financial position, results of operations, changes in equity and cash flows of VoiceInterop on a stand-alone basis.  The allocation methodologies have been described within the notes to the  financial statements where appropriate. These allocated costs are primarily related to corporate administrative expenses, including administrative and technical employee related costs including benefits for corporate and shared employees, and fees for other corporate and support services.  Income taxes have been accounted for in these financial statements as described in “Income Taxes” section.

The financial statements included herein may not necessarily reflect the financial position, results of operations, changes in equity and cash flows of VoiceInterop in the future or what they have been had VoiceInterop been a separate, stand-alone entity during the periods presented.

USE OF ESTIMATES

USE OF ESTIMATES

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and operations for the reporting period. Although these estimates are based on management’s knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results.

USE OF ESTIMATES

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and operations for the reporting period. Although these estimates are based on management’s knowledge of current events and actions it may undertake in the future, they may ultimately differ from actual results. Significant estimates include the assumption used in valuation of allowance for doubtful accounts and deferred tax assets.

CASH AND CASH EQUIVALENTS

CASH AND CASH EQUIVALENTS

For financial statement purposes, the Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company did not own any cash equivalents at June 30, 2019 and September 30, 2018.

CASH AND CASH EQUIVALENTS

For financial statement purposes, the Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. The Company did not own any cash equivalents at September 30, 2018 and September 30, 2017.

ACCOUNTS RECEIVABLE

ACCOUNTS RECEIVABLE

The Company does not provide an allowance for uncollectible accounts. The majority of its CommandPhone business is done with established municipal authorities and their contractors. Sales of AudioMate Gateways are made on a prepaid basis.

ACCOUNTS RECEIVABLE

The Company provides an allowance for uncollectible accounts based upon a periodic review and analysis of outstanding accounts receivable balances. Uncollectible receivables are charged to the allowance when deemed uncollectible. Recoveries of accounts previously written off are used to credit the allowance account in the periods in which the recoveries are made.

CONCENTRATION OF CREDIT RISK

CONCENTRATION OF CREDIT RISK

The Company currently maintains cash balances at one FDIC-insured banking institution. Deposits held in noninterest-bearing transaction accounts are insured up to a maximum of $250,000 at all FDIC-insured institutions. At June 30, 2019 and September 30, 2018, the Company had no cash balances above the FDIC-insured limit, respectively.

CONCENTRATION OF CREDIT RISK

The Company currently maintains cash balances at one FDIC-insured banking institution. Deposits held in noninterest-bearing transaction accounts are insured up to a maximum of $250,000 at all FDIC-insured institutions. At September 30, 2018 and September 30, 2017, the Company had no cash balances above the FDIC-insured limit, respectively.

REVENUE RECOGNITION AND DEFERRED REVENUES

REVENUE RECOGNITION AND DEFERRED REVENUES

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, "Revenue from Contracts with Customers (Topic 606)," which supersedes the revenue recognition requirements in Accounting Standards Codification 605, "Revenue Recognition." This ASU is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The ASU also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. In August 2015, the FASB issued ASU No. 2015-14, which deferred the effective date of the new revenue standard by one year and allowed entities the option to early adopt the new revenue standard as of the original effective date. There have been multiple standards updates amending this guidance or providing corrections or improvements on issues in the guidance. The requirements for these standards relating to Topic 606 are effective for interim and annual periods beginning after December 15, 2017. This standard permitted adoption using one of two transition methods, either the retrospective or modified retrospective transition method. The Company adopted these standards at the beginning of fiscal year 2019 using the modified retrospective method. The comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods. The adoption of these standards did not have a material impact on the Company's condensed consolidated statements of operations during the nine  months ended June 30, 2018.

The Company revenue recognition policy follows guidance from Accounting Standards Codification (ASC) 606, Revenue from contract with customers.   Revenue is recognized when the Company transferred promised goods and services to the customer and in the amount that reflect the consideration to which the company expected to be entitled in exchange for those goods and services.

The Company applies the following five-step model in order to determine this amount:

(i) Identification of Contact with a customer;

(ii) Identify the performant obligation of the contract

(iii) Determine transaction price;

(iv) Allocation of the transaction price to the performance obligations; and

(v) Recognition of revenue when (or as) the Company satisfies each performance obligation.

Unified group communication solutions consist of three elements to be provided to customers: software licenses developed by the Company, equipment purchased from third-party vendors, and proprietary hardware that is manufactured on contract to required specifications and installation and integration of the hardware and software into the cohesive communication source.

The Company's revenue recognition policies are in accordance with Accounting Standards Codification 605-10 “Revenue Recognition” (ASC 605-10). Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the contract price is fixed or determinable, and collectability is reasonably assured. No right of return privileges are granted to customers after shipment. The Company recognizes revenue for the elements separately as the sales of the equipment and software, installation and integration, and support services represent separate earnings processes that are generally specified under separate agreements.

Revenue from the resale of equipment utilized in unified group communication solutions is recognized when shipped. For software licenses, the Company does not provide any services that are considered essential to the functionality of the software, and therefore revenue is recognized upon delivery of the software, provided (1) there is evidence of an arrangement, (2) collection of the fee is considered probable and (3) the fee is fixed and determinable.

The Company also provides support to customers under separate contracts varying from one to five years. The Company’s obligations under its service contracts vary by the length of the contract. In all cases the Company is the primary obligor to provide first level support to the client. If the contract has less than one year of service and support remaining on the contract, it is classified as a current liability; if longer, it is classified as a non-current liability.

Installation and integration services are recognized upon completion.

REVENUE RECOGNITION AND DEFERRED REVENUES

Unified group communication solutions consist of three elements to be provided to customers: software licenses developed by the Company, equipment purchased from third-party vendors, and proprietary hardware that is manufactured on contract to required specifications and installation and integration of the hardware and software into the cohesive communication source.

The Company's revenue recognition policies are in accordance with Accounting Standards Codification 605-10 “Revenue Recognition” (ASC 605-10). Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the contract price is fixed or determinable, and collectability is reasonably assured. No right of return privileges are granted to customers after shipment. The Company recognizes revenue for the elements separately as the sales of the equipment and software, installation and integration, and support services represent separate earnings processes that are generally specified under separate agreements.

Revenue from the resale of equipment utilized in unified group communication solutions is recognized when shipped. For software licenses, the Company does not provide any services that are considered essential to the functionality of the software, and therefore revenue is recognized upon delivery of the software, provided (1) there is evidence of an arrangement, (2) collection of the fee is considered probable and (3) the fee is fixed and determinable.

The Company also provides support to customers under separate contracts varying from one to five years. The Company’s obligations under its service contracts vary by the length of the contract. In all cases the Company is the primary obligor to provide first level support to the client. If the contract has less than one year of service and support remaining on the contract, it is classified as a current liability; if longer, it is classified as a non-current liability.

Installation and integration services are recognized upon completion.

EARNINGS (LOSS) PER SHARE

EARNINGS (LOSS) PER SHARE

In accordance with accounting guidance now codified as FASB ASC 260 “Earning per Share”, basic (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented. Diluted per share loss is the same as basic per share loss when there is a loss from continuing operations.

EARNINGS (LOSS) PER SHARE

In accordance with accounting guidance now codified as FASB ASC 260 “Earning per Share”, basic (loss) per common share is calculated using the weighted average number of shares outstanding during the periods reported. Diluted earnings per share include the weighted average effect of all dilutive securities outstanding during the periods presented. Diluted per share loss is the same as basic per share loss when there is a loss from continuing operations.

FAIR VALUE OF FINANCIAL INSTRUMENTS

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company adopted ASC topic 820, “Fair Value Measurements and Disclosures” (ASC 820), “Fair Value Measurements,” effective January 1, 2009. ASC 820 defines “fair value” as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

ASC 820 also describes three levels of inputs that may be used to measure fair value:

•	Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities traded in active markets.

•	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3: Inputs that are generally unobservable. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Financial instruments consist principally of cash, accounts receivable, prepaid expenses and other current assets, accounts payable, accrued expenses and deferred revenue. The carrying amounts of such financial instruments in the accompanying consolidated balance sheet approximate their fair values due to their relatively short-term nature. The fair value of long-term debt is based on current rates at which the Company could borrow funds with similar remaining maturities. The carrying amounts approximate fair value. It is management’s opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments.

The Company’s had no intangible assets as of June 30, 2019 and September 30, 2018, respectively.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company adopted ASC topic 820, “Fair Value Measurements and Disclosures” (ASC 820), “Fair Value Measurements,” effective January 1, 2009. ASC 820 defines “fair value” as the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.

ASC 820 also describes three levels of inputs that may be used to measure fair value:

•	Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities traded in active markets.

•	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3: Inputs that are generally unobservable. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

Financial instruments consist principally of cash, accounts payable, accrued expenses and deferred revenue. The carrying amounts of such financial instruments in the accompanying balance sheet approximate their fair values due to their relatively short-term nature. The fair value of long-term debt is based on current rates at which the Company could borrow funds with similar remaining maturities. The carrying amounts approximate fair value. It is management’s opinion that the Company is not exposed to any significant currency or credit risks arising from these financial instruments.

INVENTORY	INVENTORY The Company maintains no inventory. All hardware items are purchased on an as needed basis from third party vendors.	INVENTORY The Company maintains no inventory. All hardware items are purchased on an as needed basis from third party vendors.
PROPERTY AND EQUIPMENT

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost. For financial statement purposes depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the asset.

Expenditures for replacements, maintenance and repairs that do not extend the lives of the respective assets are charged to expense as incurred. When assets are retired, sold or otherwise disposed of, their costs and related accumulated depreciation are removed from the accounts and resulting gains or losses are recognized.

As of June 30, 2019 and September 30, 2018, all property and equipment had been fully depreciated.

PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost. For financial statement purposes depreciation of property and equipment is computed using the straight-line method over the estimated useful lives of the asset.

Expenditures for replacements, maintenance and repairs that do not extend the lives of the respective assets are charged to expense as incurred. When assets are retired, sold or otherwise disposed of, their costs and related accumulated depreciation are removed from the accounts and resulting gains or losses are recognized.

As of September 30, 2018, and September 30, 2017 all property and equipment had been fully depreciated.

INCOME TAXES

INCOME TAXES

The Company accounts for income taxes in accordance with accounting guidance now codified as FASB ASC Topic 740, “Income Taxes,” which requires that the Company recognizes income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recorded for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a tax rate change on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The Company records valuation allowance to reduce net deferred tax assets to the amount considered more likely than not to be realized. Changes in estimates of future taxable income can materially change the amount of such valuation allowances.

The Company is required to recognize measure, classify, and disclose in the financial statements uncertain tax positions taken or expected to be taken in the Company’s tax returns. Management has determined that the Company does not have any uncertain tax positions and associated unrecognized benefits that materially impact the financial statements or related disclosures. Since tax matters are subject to some degree of uncertainty, there can be no assurance that the Company’s tax returns will not be challenged by the taxing authorities and that the Company will not be subject to additional tax penalties, and interest because of such challenge. The federal and state income tax returns of the Company for the years ended September 30, 2018, 2017 and 2016 are subject to examination by the IRS and state taxing authorities generally for three years after they were filed. There are no tax examinations currently in process. The Company’s tax returns were filed as consolidated returns were filed as consolidated returns with Cleartronic, Inc. for the years ended September 30, 2018, 2017 and 2016.

INCOME TAXES

The Company accounts for income taxes in accordance with accounting guidance now codified as FASB ASC Topic 740, “Income Taxes,” which requires that the Company recognizes income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recorded for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a tax rate change on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date. The Company records valuation allowance to reduce net deferred tax assets to the amount considered more likely than not to be realized. Changes in estimates of future taxable income can materially change the amount of such valuation allowances.

The Company is required to recognize measure, classify, and disclose in the financial statements uncertain tax positions taken or expected to be taken in the Company’s tax returns. Management has determined that the Company does not have any uncertain tax positions and associated unrecognized benefits that materially impact the financial statements or related disclosures. Since tax matters are subject to some degree of uncertainty, there can be no assurance that the Company’s tax returns will not be challenged by the taxing authorities and that the Company will not be subject to additional tax penalties, and interest because of such challenge. The federal and state income tax returns of the Company for the years ended September 30, 2017, 2016 and 2015 are subject to examination by the IRS and state taxing authorities generally for three years after they were filed. There are no tax examinations currently in process. The Company’s tax returns were filed as consolidated returns were filed as consolidated returns with Cleartronic, Inc. for the years ended September 30, 2017, 2016 and 2015.

ADVERTISING COSTS	ADVERTISING COSTS Advertising costs are expensed as incurred. The Company had advertising costs of $900 and $900 for the nine months ended June 30, 2019 and 2018, respectively.